Supplement to the
Fidelity Destiny® Portfolios:
Fidelity® Advisor Diversified Stock Fund
(formerly Destiny I) - Class A
January 29, 2007
Prospectus

The following information replaces the similar information found under the heading "Average Annual Returns - Plan" in the "Fund Summary" section on page F-4.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of PlanA
Destiny Plans I: N	-44.26%	-3.61%	-5.47%

A From April 30, 1999.

I.DESIN-07-01 June 1, 2007
1.848427.100

Supplement to the
Fidelity Destiny® Portfolios:
Fidelity® Advisor Diversified Stock Fund
(formerly Destiny I) - Class A
January 29, 2007
Prospectus

The following information replaces the similar information found under the heading "Average Annual Returns - Plan" in the "Fund Summary" section on page F-4.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of PlanA
Destiny Plans I: N	 -44.26%	 -3.61%	 -5.47%

A From April 30, 1999.

DESIN-07-02 June 1, 2007
1.808150.109

Supplement to the
Fidelity Destiny® Portfolios:
Fidelity® Advisor Capital Development Fund (formerly Destiny II) - Class A
January 29, 2007
Prospectus

The following information replaces the similar information found under the heading "Average Annual Returns - Plan" in the "Fund Summary" section on page F-4.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of PlanA
Destiny Plans II: N	-49.07%	-1.98%	-1.24%

A From April 30, 1999.

The following information replaces the similar information found under the heading "Annual operating expenses (paid from class assets)" in the "Fund Summary" section on page F-4.

Class A
Management fee	0.57%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual class operating expensesB	1.06%

A Class A shares are sold to Destiny Plans without a sales charge.

B Effective July 12, 2005 FMR has voluntarily agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

I.DESIIN-07-03 June 1, 2007
1.848219.101

Supplement to the
Fidelity Destiny® Portfolios:
Fidelity® Advisor Capital Development Fund (formerly Destiny II) - Class A
January 29, 2007
Prospectus

The following information replaces the similar information found under the heading "Average Annual Returns - Plan" in the "Fund Summary" section on page F-4.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of PlanA
Destiny Plans II: N	 -49.07%	 -1.98%	 -1.24%

A From April 30, 1999.

The following information replaces the similar information found under the heading "Annual operating expenses (paid from class assets)" in the "Fund Summary" section on page F-4.

Class A
Management fee	0.57%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual class operating expensesB	1.06%

A Class A shares are sold to Destiny Plans without a sales charge.

B Effective July 12, 2005 FMR has voluntarily agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

DESIIN-07-04 June 1, 2007
1.808151.108